SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Amounts due to related parties	$ 105,890	$ 34,669	$ 529,060
Amounts due from related parties			$ 76,619
Mr Zongyi Lian [Member]
Related Party Transaction [Line Items]
Related party transaction relationship	President and CEO of the Company	President and CEO of the Company	President and CEO of the Company
Amounts due to related parties	$ 1,614	$ 1,802
Mr. Guangde Cai [Member]
Related Party Transaction [Line Items]
Related party transaction relationship	Chairman of the Company	Chairman of the Company	Chairman of the Company
Amounts due to related parties	$ 104,276	$ 32,867	$ 326,042
Vision Touch Technology AG [Member]
Related Party Transaction [Line Items]
Related party transaction relationship		100% owned by Mr. Yong Yang, Sales Director of Sichuan Wetouch	100% owned by Mr. Yong Yang, Sales Director of Sichuan Wetouch
Amounts due from related parties			$ 76,619
Chengdu Wetouch Technology Co., Ltd ("Chengdu Wetouch") [Member]
Related Party Transaction [Line Items]
Related party transaction relationship		94% owned by Mr. Guangde Cai & 2% by Mr. Shengyong Li	94% owned by Mr. Guangde Cai & 2% by Mr. Shengyong Li
Amounts due to related parties			$ 134,616
Meishan Wetouch Electronics Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party transaction relationship		95% owned by Mr. Guangde Cai and 5% by Chengdu Wetouch	95% owned by Mr. Guangde Cai and 5% by Chengdu Wetouch
Amounts due to related parties			$ 68,402
Chengdu Vtouch Intelligence Science And Technology Co Ltd. [Member]
Related Party Transaction [Line Items]
Related party transaction relationship		100% owned by HK Vtouch Holding Group Co., Ltd.	100% owned by HK Vtouch Holding Group Co., Ltd.
Amounts due to related parties